Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Date of authorisation for issue of financial statements			Jul. 11, 2022
Description of presentation currency			Canadian dollars
Impact of the net reclassification on cost of goods sold and gross margin	$ 4.6	$ 8.6	$ 17.3	$ 18.9	$ 14.9